Mortgage banking activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage Servicing Rights MSR Impairment Recovery	$ 11,403	$ 17,406	$ 37,061
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	(49,130)	(27,416)	5,270
Trading Gains (Losses)	(13,483)	4,478	48,098
Mortgage banking activities	71,673	84,791	(4,483)
Mortgage Banking Activities [Member]
Mortgage Servicing Fees Excluding Fair Value	45,481	48,176	49,158
Mortgage Servicing Rights MSR Impairment Recovery	(11,403)	(17,406)	(37,061)
Servicing Fees Net	34,078	30,770	12,097
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	26,719	76,181	25,621
Unrealized Gain (Loss) on Derivatives	746	304	956
Gain (Loss) on Sale of Derivatives	10,130	(22,464)	(43,157)
Trading Gains (Losses)	10,876	(22,160)	(42,201)
Mortgage banking activities	$ 71,673	$ 84,791	$ (4,483)